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Bramshill Multi-Strategy Income Fund
Bramshill Multi-Strategy Income Fund
Investment Objective
The investment objective of the Bramshill Multi-Strategy Income Fund (the “Fund”) is to seek total return with an emphasis on providing current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund or if you invest $250,000 or more in Class T shares in a single transaction. More information about these fees and other discounts is available from your financial professional and in the section titled “Choosing a Share Class” on page 40 of the Prospectus and in “APPENDIX A — Waivers and Discounts Available from Intermediaries and Conversion Policies” of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Bramshill Multi-Strategy Income Fund - USD ($)	Class A Shares		Class C Shares		Class T Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	[1]	none		2.50%	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[2]	1.00%	[2]	none	none
Wire fee	$ 20		$ 20		$ 20	$ 20
Overnight check delivery fee	25		25		25	25
Retirement account fees (annual maintenance fee)	$ 15		$ 15		$ 15	$ 15
[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge (“CDSC”) of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Bramshill Multi-Strategy Income Fund		Class A Shares	Class C Shares	Class T Shares	Institutional Class Shares
Management fees		1.25%	1.25%	1.25%	1.25%
Distribution and service (Rule 12b-1) fees		0.25%	1.00%	0.25%	none
Other expenses	[1]	0.32%	0.32%	0.32%	0.32%
Shareholder service fee		0.05%	0.05%	0.05%	0.05%
Dividends and interest expense on short sales		0.01%	0.01%	0.01%	0.01%
All other expenses		0.26%	0.26%	0.26%	0.26%
Acquired fund fees and expenses		0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	[2]	1.83%	2.58%	1.83%	1.58%
Fees waived and/or expenses reimbursed	[3]	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[2],[3]	1.77%	2.52%	1.77%	1.52%
[1]	Other expenses for Class T shares are estimated for the current fiscal year, based on current expenses for the existing share classes.
[2]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.75%, 2.50%, 1.75% and 1.50% of the average daily net assets of the Class A Shares, Class C Shares, Class T Shares and Institutional Class Shares, respectively. Class T Shares are not currently available for purchase. This agreement is in effect through April 30, 2025, and may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Bramshill Multi-Strategy Income Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	597	971	1,368	2,477
Class C Shares	358	797	1,365	2,910
Class T Shares	425	806	1,210	2,339
Institutional Class Shares	155	493	855	1,873

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption	One Year	Three Years	Five Years	Ten Years
Bramshill Multi-Strategy Income Fund | Class C Shares | USD ($)	255	797	1,365	2,910

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will pursue its investment strategy by investing primarily in securitized products, which represent interests in “pools” of assets, including securities backed by residential real estate (“Residential Mortgage-Backed Securities” or “RMBS”), commercial real estate (“Commercial Mortgage-Backed Securities” or “CMBS”), corporate debt and loans (“Collateralized Loan Obligations” or “CLOs”), and consumer and commercial assets (“Asset-Backed Securities” or “ABS”). The Fund’s allocation of its investments among various asset classes within the securitized product market will depend on the views of Bramshill Investments, LLC (“Bramshill” or the “Sub-Advisor”), the Fund’s sub-advisor, as to the best value currently available in the marketplace. In selecting investments, the Sub-Advisor will consider, among other things, maturity, yield and ratings information and opportunities for price appreciation and interest income.

Mortgage-related securities are backed by or provide exposure to mortgages, including private (i.e., non-agency) and government mortgage-backed (i.e., agency) securities. Agency loans have balances that fall within the limits set by the Federal Housing Finance Agency (“FHFA”), are underwritten to standards set by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”), and qualify as collateral for securities that are issued by Ginnie Mae, Fannie Mae and Freddie Mac. Non-agency loans have balances that may or may not fall within the limits set by FHFA and do not qualify as collateral for securities that are issued by Ginnie Mae, Fannie Mae or Freddie Mac. CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. Asset-backed securities are securities backed by non-mortgage assets, such as company receivables, truck and auto loans, leases, home equity loans, credit card receivables and student loans. A CLO is a type of asset-backed debt security typically collateralized predominantly by pools of domestic and foreign senior secured corporate loans, including loans that may be rated below investment grade. RMBS, CMBS, ABS, and CLOs are issued using a variety of structures, including multi-class structures featuring senior and subordinated classes, which vary in risk and yield.

In selecting securities for investment, the Sub-Advisor favors investments that it believes are undervalued and will produce consistent returns in most interest rate environments. The Sub-Advisor selects those securities for investment that it believes offer the best risk/return opportunity based on its analyses of a variety of factors including collateral quality, duration, structure, excess interest, credit support, potential for greater upside and less downside capture, liquidity, and market conditions. While there are no restrictions on the maturity of individual securities, the securities in the Fund’s portfolio are expected to have an average effective duration of less than five years. The Fund does not limit its investments to a particular credit quality but expects to invest primarily in securities rated non-investment grade (also referred to as “junk bonds”) by a nationally recognized statistical rating organization (“NRSRO”), or not rated. An NRSRO is a credit rating agency that rates the creditworthiness of a company or a financial product, such as a debt security or money market instrument.

From time to time, the Sub-Advisor may tactically utilize the following securities or instruments as an alternative investment to securitized products, for hedging purposes, to attempt to enhance the portfolio’s return, or to mitigate against certain risks, principally credit and interest rate risk: U.S. Treasury securities; corporate bonds; municipal bonds; leveraged loans; equity securities, including preferred securities; shares of investment companies, including exchange-traded funds (“ETFs”) that invest in fixed income or equity securities; interest rate, total return, credit default, and synthetic swaps; interest rate and bond futures; and credit spread and interest rate options.

In addition, the Fund may enter into repurchase agreements and reverse repurchase agreements, which are considered to be borrowings, to seek to enhance returns. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third of its total assets.

The Sub-Advisor generally sells a Fund investment if the Sub-Advisor determines that the characteristics that resulted in the original purchase decision have changed materially, the investment is no longer earning a return commensurate with its risk, the Sub-Advisor identifies other investments with more attractive valuations and return characteristics, or the Fund requires cash to meet redemption requests.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in fewer issuers than “diversified” funds.

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows changes in the performance of the Fund’s Institutional Class Shares from calendar year to calendar year. The table shows the average annual total returns for each class of the Fund over time and compares these returns to the returns of the Bloomberg Aggregate Bond Index and the Bank of America Merrill Lynch U.S. Cash Pay U.S. High Yield Index, each a broad-based measure of market performance that has characteristics relevant to the Fund’s investment strategies. Class T Shares were not offered during the periods shown and therefore no performance for Class T Shares is provided. Updated performance information is available at the Fund’s website, www.libertystreetfunds.com, or by calling the Fund at 1-800-207-7108. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. From the Fund’s inception on December 31, 2015, through November 30, 2022, the Fund’s portfolio was managed by the Fund’s prior sub-advisor, Braddock Financial LLC.

Calendar-Year Total Return (before taxes) — Institutional Class Shares For each calendar year at NAV

Institutional Class Shares
Highest Calendar Quarter Return at NAV	33.84%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(50.49)%	Quarter Ended 03/31/2020

The year-to-date return for the Fund as of March 31, 2024, was 2.91%.

Average Annual Total Returns (for the Periods Ended December 31, 2023)
Average Annual Returns - Bramshill Multi-Strategy Income Fund	Label	1 Year		5 Years		Since Inception		Inception Date
Institutional Class Shares	Institutional Class – Return Before Taxes	11.98%		(4.28%)		(0.66%)		Dec. 31, 2015
Institutional Class Shares | After Taxes on Distributions	Institutional Class – Return After Taxes on Distributions	8.96%	[1]	(6.13%)	[1]	(2.55%)	[1]	Dec. 31, 2015
Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares	Institutional Class – Return After Taxes on Distributions and Sale of Fund Shares	6.99%	[1]	(3.91%)	[1]	(1.17%)	[1]	Dec. 31, 2015
Class A Shares	Class A Shares – Return Before Taxes	6.99%		(5.34%)		(1.64%)		Dec. 31, 2015
Class C Shares	Class C Shares – Return Before Taxes	9.88%		(5.24%)		(1.65%)		Dec. 31, 2015
Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%		1.10%		1.46%		Dec. 31, 2015
ICE BofA Merrill Lynch U.S. Cash Pay U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)	ICE BofA Merrill Lynch U.S. Cash Pay U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)	13.47%		5.24%		5.98%		Dec. 31, 2015
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.